Note 8 - Financial Instruments - Reconciliation of Level 3 Assets (Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Balance, beginning of period	$ 166,364	$ (315,110)
Total gains (losses)	(219,196)	105,709
Purchases	(9,939)	207,531
Sales	4,933	(64,464)
Settlements	42,446	232,698
Balance, end of period	$ (15,392)	$ 166,364